Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
Hundreds of Mountains Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 22, 2021
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Witty Digital Technology Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 29, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Technical consulting and related service
CreaVerse Group Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Feb. 06, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Group (BVI) Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Feb. 08, 2024
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Technology (Singapore) Pte. Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Feb. 26, 2024
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Technology (HK) Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 11, 2024
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Beijing Qimengdao Technology Co., Ltd. (the “WFOE”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 19, 2021
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Technical consulting and related service
Beijing Yiqi Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 21, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shanghai Qimengdao Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Sep. 02, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Chongqing Qimengdao Cultural Communication Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Sep. 02, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shenzhen Qimengdao Trading Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 16, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Beijing Qimengdao Cultural Communication Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Beijing Qimengdao Trading Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Beijing Xingxuzaowu Cultural and Creative Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 23, 2026
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Xian Qimengdao Cultural Communication Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 27, 2026
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shenzhen Chaowan World Information Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Dec. 24, 2024
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shenzhen Yiqi Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 23, 2020
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	76.30%
Principal activities	Pop toy business
Shenzhen Yiqiwan Cultural Industry Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 09, 2022
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shenzhen Huiyusheji Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 08, 2022
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Dongguan Yiqiwan Cultural Industry Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 20, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Hangzhou Yiqi Technology Development Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Qimengdao (Changchun) Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 18, 2025
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business